UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-03193

_Franklin Tax-Exempt Money Fund

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)      (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/11

Item 1. Reports to Stockholders.

JANUARY 31, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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Franklin Tax-Exempt Money Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

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Semiannual Report

Franklin Tax-Exempt Money Fund

Your Fund’s Goal and Main Investments: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital.1 The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for Franklin Tax-Exempt Money Fund covers the period ended January 31, 2011.

Performance Overview

Short-term interest rates remained historically low during the period under review, and Franklin Tax-Exempt Money Fund’s seven-day effective yield was unchanged at 0.00% from July 31, 2010, through January 31, 2011.

Economic and Market Overview

The U.S. economy expanded during the six-month reporting period largely due to rising exports, shrinking imports, and greater consumer and business spending. The nation’s economic activity as measured by gross domestic product registered annualized growth rates of 2.6% and 2.8% in the third and fourth quarters of 2010. The job market remained sluggish, however, and the unemployment rate was 9.0% in January.2 Remaining challenges to sustained economic recovery included elevated debt concerns and a struggling housing sector.

Crude oil prices began the reporting period at $79 per barrel, but fell to a six-month low of $71 in August due to slumping stock prices, reduced demand and abundant inventory levels. Prices quickly rallied after receiving a boost from the falling U.S. dollar and positive economic data, and reached a six-month high

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN. 2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

Semiannual Report | 3

of $92 at period-end. The pace of inflation slowed during much of the period, and January’s inflation rate was an annualized 1.6%.2 Similarly, core inflation, which excludes food and energy costs, was an annualized 1.0% rate.2

Early in the period, consumers were concerned about disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit, and fears of a renewed economic slowdown. On several occasions, the Federal Reserve Board (Fed) reiterated it would maintain the federal funds target rate within a range of 0% to 0.25% for an extended period. In November, concerned about the slowing pace of recovery as well as inflation, which had dipped to a level below its mandate to foster maximum employment and price stability, the Fed said it intended to buy $600 billion of government debt in an effort to correct these conditions.

Investor concerns about weak economic data and the potential spillover effects of the European debt crisis led to market volatility. At times, wary investors favored short-term Treasuries, and Treasury yields dipped to very low levels for much of the period. Late in the period, encouraging corporate earnings reports, the prospect of Fed intervention and extension of Bush-era tax cuts boosted investor confidence and fueled an equity market rally, which dampened Treasury prices. For the six-month period under review, Treasury prices fell and yields rose, reflecting general investor optimism. The two-year Treasury note yield began the period at 0.55% and ended at 0.58%, while the 10-year Treasury note yield rose from 2.94% to 3.42%.

Investment Strategy

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

4 | Semiannual Report

Manager’s Discussion

During the reporting period, the Federal Open Market Committee maintained the federal funds target rate in a range of 0% to 0.25% and the discount rate at 0.75%. In addition, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, remained relatively low. The SIFMA Index had a high rate during the period of 0.34% near the end of December 2010 and a low in early January 2011 of 0.23%.3 At period-end, the rate was 0.29%.3

Issuance of variable rate demand notes was extremely low compared to recent years, and demand for well-structured notes supported their low rates. We continued to be very selective in purchasing high-quality securities, which resulted in a 0.00% yield throughout the period.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Thomson Financial.

1. Seven-day effective yield assumes the compounding of daily dividends, if any.

2. Taxable equivalent yield assumes the 2011 maximum regular federal income tax rate of 35.00%.

3. The figure is as stated in the Fund’s prospectus current as of the date of this report.

In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. In efforts to prevent a negative yield, the investment manager, Fund administrator and Fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, Fund administrator or Fund distributor at any time, and without further notice. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized and effective yields are for the seven-day period ended 1/31/11. The Fund’s average weighted life and average weighted maturity were each 16 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please go to franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 5

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

6 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.26%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Tax-Exempt Money Fund

Financial Highlights

	Six Months Ended January 31, 2011 (unaudited)	Year Ended July 31,				
		2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:						
Net investment income	—	—[a]	0.005	0.021	0.029	0.023
Net realized and unrealized gains (losses)	—	—	(—)[a]	—	(—)[a]	(—)[a]
Total from investment operations	—	—[a]	0.005	0.021	0.029	0.023
Less distributions from net investment income	—	—	(0.005)	(0.021)	(0.029)	(0.023)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	0.46%	2.07%	2.89%	2.36%
Ratios to average net assets[c]						
Expenses before waiver and payments by affiliates	0.79%	0.75%	0.76%	0.79%	0.77%	0.74%
Expenses net of waiver and payments by affiliates	0.26%	0.24%	0.61%	0.79%	0.77%	0.74%
Net investment income	—%	—%[d]	0.45%	2.09%	2.84%	2.32%
Supplemental data						
Net assets, end of period (000's)	$169,302	$148,440	$152,095	$175,902	$182,227	$183,282

[a]Amount rounds to less than $0.001 per share.
[b]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[c]Ratios are annualized for periods less than one year.
[d]Rounds to less than 0.01%.

Franklin Tax-Exempt Money Fund

Statement of Investments, January 31, 2011 (unaudited)

Principal Amount	Value
Investments 100.6%		
Municipal Bonds 100.6%		
California 30.5%		
[a]California Educational Facilities Authority Revenue,		
California Institute of Technology, Series B, Weekly VRDN and Put, 0.23%, 10/01/36	$5,000,000	$ 5,000,000
Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.22%, 10/01/22	5,000,000	5,000,000
[a]California Infrastructure and Economic Development Bank Revenue,		
California Academy of Sciences, Refunding, Series A, Daily VRDN and Put, 0.24%, 9/01/38	4,875,000	4,875,000
California Academy of Sciences, Refunding, Series C, Daily VRDN and Put, 0.24%, 9/01/38	300,000	300,000
J. Paul Getty Trust, Refunding, Series B, Daily VRDN and Put, 0.22%, 10/01/23	4,920,000	4,920,000
Pacific Gas and Electric Co., Refunding, Series A, Daily VRDN and Put, 0.25%, 11/01/26	3,900,000	3,900,000
[a]California State Economic Recovery GO,		
Refunding, Series C-1, Daily VRDN and Put, 0.26%, 7/01/23	1,600,000	1,600,000
Series C-4, Daily VRDN and Put, 0.24%, 7/01/23	1,000,000	1,000,000
[a]California State GO, Kindergarten, Series A3, Daily VRDN and Put, 0.26%, 5/01/34	4,400,000	4,400,000
[a]California Statewide CDA Revenue,		
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.25%, 8/15/27	4,500,000	4,500,000
Los Angeles County Museum of Art Project, Refunding, Series D, Daily VRDN and Put, 0.24%, 12/01/34	700,000	700,000
[a]Metropolitan Water District of Southern California Water Revenue,		
Series C-2, Daily VRDN and Put, 0.25%, 7/01/36	1,000,000	1,000,000
Special, Refunding, Series A, Weekly VRDN and Put, 0.23%, 10/01/29	5,000,000	5,000,000
Roseville City School District GO, TRAN, 2.00%, 9/01/11	4,000,000	4,028,818
[a]Southern California Pubic Power Authority Revenue,		
Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20	3,660,000	3,660,000
Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20	1,800,000	1,800,000
		51,683,818
Colorado 8.6%		
Colorado Educational and Cultural Facilities Authority Revenue,		
Charter School-Excel Academy, Pre-Refunded, 7.50%, 12/01/33	1,750,000	1,847,535
[a]Clyfford Still Museum Project, Weekly VRDN and Put, 0.29%, 12/01/38	1,600,000	1,600,000
[a]National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.27%, 7/01/29	3,305,000	3,305,000
[a]National Jewish Federation Bond Program, Series D-4, Daily VRDN and Put, 0.27%, 5/01/38	1,450,000	1,450,000
[a]Colorado Health Facilities Authority Revenue, Exempla Inc., Series B, Weekly VRDN and Put, 0.32%, 1/01/33	1,700,000	1,700,000
[a]Colorado HFAR, MF,		
Central Park, Refunding, FNMA Insured, Weekly VRDN and Put, 0.25%, 10/15/16	1,900,000	1,900,000
St. Moritz, Refunding, Series H, FNMA Insured, Weekly VRDN and Put, 0.25%, 10/15/16	2,800,000	2,800,000
		14,602,535
Connecticut 3.7%		
[a]Connecticut State Health and Educational Facilities Authority Revenue, Yale University,		
Series V-1, Daily VRDN and Put, 0.22%, 7/01/36	4,700,000	4,700,000
Series Y-3, Daily VRDN and Put, 0.22%, 7/01/35	1,625,000	1,625,000
		6,325,000

Semiannual Report | 9

Franklin Tax-Exempt Money Fund

Statement of Investments, January 31, 2011 (unaudited) (continued)

10 | Semiannual Report

Franklin Tax-Exempt Money Fund

Statement of Investments, January 31, 2011 (unaudited) (continued)

Semiannual Report | 11

Franklin Tax-Exempt Money Fund

Statement of Investments, January 31, 2011 (unaudited) (continued)

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of January 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

16 | Semiannual Report

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares at $1.00 per share were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Semiannual Report | 17

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Contingent deferred sales charges retained $17,149

d. Transfer Agent Fees

For the period ended January 31, 2011, the Fund paid transfer agent fees of $70,140, of which $44,673 was retained by Investor Services.

e. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

18 | Semiannual Report

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2010, the capital loss carryforwards were as follows:

At January 31, 2011, the cost of investments for book and income tax purposes was the same.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2011, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs.

Semiannual Report | 19

Franklin Tax-Exempt Money Fund

Notes to Financial Statements (unaudited) (continued)

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

20 | Semiannual Report

Franklin Tax-Exempt Money Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 21

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 30, 2011

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 30, 2011